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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                   FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-00082
                                   --------------------------------------------

                                   CGM TRUST
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                   One International Place, Boston, MA 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
            Bingham McCutchen LLP, 150 Federal St., Boston, MA 02110
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-737-3225
                                                    ---------------------------

Date of fiscal year end: 12/31
                         -----------------------

Date of reporting period: 7/1/03 -- 6/30/04
                          ----------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


                    PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
                    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
SEC 2451 (4-03)     THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM TRUST -- fILE NO. 811-82
CGM MUTUAL FUND

                                                                                              Proposed
                                                                                                 By
                                                                                               Issuer                         For
                                                                                                 or         Was               or
Proxies Voted July 2003 thru June 2004                  Meeting       Matter                  Security      Vote    Actual   Against
      Issuer                     Ticker      CUSIP       Date        Voted On                  Holder       Cast?    Vote      Mgt.
      ------                     ------      -----       ----        --------                  ------       -----    ----      ----

Altria Group, Inc.                MO       02209S103   4/29/04    1. Elect 10 directors       Issuer        Yes      For       For
                                                                  2. Ratify selection of      Issuer        Yes      For       For
                                                                  independent auditors
                                                                  Pricewaterhouse-Coopers
                                                                  LLP for fiscal year ending
                                                                  December 31, 2004
                                                                  3. Stockholder proposal     Security
                                                                  regarding Philip Morris      Holder       Yes    Against     For
                                                                  and way of more adequately
                                                                  warning pregnant women
                                                                  4. Stockholder proposal     Security
                                                                  regarding health risks       Holder       Yes    Against     For
                                                                  associated with filters
                                                                  5. Stockholder proposal     Security
                                                                  regarding political          Holder       Yes    Against     For
                                                                  disclosure resolution
                                                                  6. Stockholder proposal     Security
                                                                  regarding ceasing to         Holder       Yes    Against     For
                                                                  promote light and
                                                                  ultralight brands
                                                                  7. Stockholder proposal     Security
                                                                  regarding voluntarily        Holder       Yes    Against     For
                                                                  placing Canadian-Type
                                                                  warnings on all its
                                                                  cigarette packs worldwide.
                                                                  8. Stockholder proposal     Security
                                                                  regarding amending the       Holder       Yes    Against     For
                                                                  by-laws to require that an
                                                                  independent director who
                                                                  has not served as the
                                                                  chief executive of the
                                                                  company serve as board
                                                                  chair.

Amerada Hess Corporation          AHC      023551104   5/5/04     1. Elect four directors     Issuer        Yes      For       For
                                                                  2. Ratify the selection by  Issuer        Yes      For       For
                                                                  the audit committee of the
                                                                  board of directors of
                                                                  Ernst & Young LLP as
                                                                  independent auditors for
                                                                  fiscal year ending
                                                                  December 31, 2004
                                                                  3. Approve the company's    Issuer        Yes    Against   Against
                                                                  Second Amended and
                                                                  Restated 1995 Long-Term
                                                                  Incentive Plan
                                                                  4. Stockholder proposal to  Security
                                                                  establish an office of the   Holder       Yes    Against     For
                                                                  board of directors for
                                                                  stockholder
                                                                  communications.

Avon Products, Inc.               AVP      054303102   5/6/04     1. Elect three directors    Issuer        Yes      For       For
                                                                  2. Ratify the appointment   Issuer        Yes      For       For
                                                                  of PricewaterhouseCoopers
                                                                  LLP as independent
                                                                  accountants for 2004
                                                                  3. Amend Restated           Issuer        Yes      For       For
                                                                  Certificate of
                                                                  Incorporation to increase
                                                                  the number of authorized
                                                                  shares of common stock
                                                                  4. Shareholder proposal     Security
                                                                  requesting the elimination   Holder       Yes    Against     For
                                                                  of the classification of
                                                                  the Board of Directors
                                                                  5. Shareholder proposal     Security
                                                                  requesting a report on the   Holder       Yes    Against     For
                                                                  removal of parabens from
                                                                  the Company's products
                                                                  6. Shareholder proposal     Security
                                                                  requesting a report on the   Holder       Yes    Against     For
                                                                  removal of dibutyl
                                                                  phthalate from the
                                                                  Company's products

Chelsea Property Group, Inc.      CPG      163421100   6/10/04    1. Elect one director       Issuer        Yes      For       For
                                                                  2. Amend the Articles of    Issuer        Yes      For       For
                                                                  Incorporation to increase
                                                                  common stock
                                                                  3. Amend the Articles of    Issuer        Yes      For       For
                                                                  Incorporation to
                                                                  declassify the Board of
                                                                  Directors
                                                                  4. Approve the amendment    Issuer        Yes      For       For
                                                                  to the 2000 Stock Option
                                                                  Plan
                                                                  5. Ratify the appointment   Issuer        Yes      For       For
                                                                  of Ernst & Young LLP as
                                                                  independent auditors for
                                                                  the fiscal year ending
                                                                  December 31, 2004

ConocoPhillips                    COP      20825C104   5/5/04     1. Elect six directors      Issuer        Yes      For       For
                                                                  2. Ratify the appointment   Issuer        Yes      For       For
                                                                  of Ernst & Young LLP as
                                                                  independent auditors for
                                                                  the Company for 2004
                                                                  3. Approve the 2004         Issuer        Yes    Against   Against
                                                                  Omnibus Stock and
                                                                  Performance Incentive Plan
                                                                  4. Shareholder proposal     Security
                                                                  regarding officer &          Holder       Yes    Against     For
                                                                  director compensation
                                                                  5. Shareholder proposal     Security
                                                                  regarding executive          Holder       Yes    Against     For
                                                                  compensation
                                                                  6. Shareholder proposal     Security
                                                                  regarding ANWR drilling      Holder       Yes    Against     For

D. R. Horton, Inc.                DHI      23331A109   1/29/04    1. Elect seven directors    Issuer        Yes      For       For
                                                                  2. Amend the D.R. Horton,   Issuer        Yes      For       For
                                                                  Inc. 2000 Incentive Plan

Deere & Company                   DE       244199105   2/25/04    1. Elect four directors     Issuer        Yes      For       For

INCO Limited                      N        453258402   4/21/04    1. Elect ten directors      Issuer        Yes      For       For
                                                                  2. Approve the by-law       Issuer        Yes      For       For
                                                                  confirmation resolution
                                                                  3. Appoint                  Issuer        Yes      For       For
                                                                  PricewaterhouseCoopers LLP
                                                                  as auditors

Lennar Corporation                LEN      526057104   3/30/04    1. Elect three directors    Issuer        Yes      For       For

McDonald's Corporation            MCD      580135101   5/20/04    1. Elect five directors     Issuer        Yes      For       For
                                                                  2. Approve Ernst & Young    Issuer        Yes      For       For
                                                                  LLP as the company's
                                                                  auditors for 2004
                                                                  3. Approve McDonald's       Issuer        Yes    Against   Against
                                                                  Corporation amended and
                                                                  restated 2001 omnibus
                                                                  stock ownership plan
                                                                  4. Approve McDonald's       Issuer        Yes      For       For
                                                                  Corporation 2004 cash
                                                                  incentive plan

Mohawk Industries, Inc.           MHK      608190104   5/19/04    1. Elect four directors     Issuer        Yes      For       For

Petrolio Brasileiro S.A. -                                        A1. Approve management      Issuer        Yes      For       For
PETROBRAS                         PBR      71654V408   3/29/04    report, the financial
                                                                  statements and Audit
                                                                  Committee's Opinion for
                                                                  the fiscal year 2003
                                                                  A2. Approve Capital         Issuer        Yes      For       For
                                                                  Expenditure Budget for the
                                                                  fiscal year 2004
                                                                  A3. Approve distribution    Issuer        Yes      For       For
                                                                  of results for fiscal year
                                                                  2003
                                                                  A4. Approve election of     Issuer        Yes      For       For
                                                                  members of the Board of
                                                                  Directors, Audit Committee
                                                                  and their respective
                                                                  substitutes
                                                                  E1. Approve increase of     Issuer        Yes      For       For
                                                                  capital stock
                                                                  E2. Approve increase in     Issuer        Yes      For       For
                                                                  limit of authorized
                                                                  capital
                                                                  E3. Approve establishment   Issuer        Yes      For       For
                                                                  of the compensation of
                                                                  management and effective
                                                                  members of the audit
                                                                  committee, as well as
                                                                  their participation in the
                                                                  profits

Phelps Dodge Corporation          PD       717265102   5/28/04    1. Elect four directors     Issuer        Yes      For       For
                                                                  2. Shareholder proposal     Security
                                                                  regarding charitable         Holder       Yes    Against     For
                                                                  contributions

Potash Corporation of                                             1. Elect 12 directors       Issuer        Yes      For       For
Saskachewan Inc                   POT      73755L107   5/6/04     2. Appoint Deloitte &       Issuer        Yes      For       For
                                                                  Touche LLP as auditors of
                                                                  the corporation
                                                                  3. Shareholder proposal     Security
                                                                  regarding executive          Holder       Yes    Against     For
                                                                  compensation

Seagate Technology                STX      G7945J104   10/28/03   1. Elect eleven directors   Issuer        Yes      For       For
                                                                  for terms expiring at the
                                                                  2004 Annual General
                                                                  Meeting of Shareholders
                                                                  2. Approve the material     Issuer        Yes      For       For
                                                                  terms of Seagate
                                                                  Technology's annual
                                                                  incentive bonus plan
                                                                  3. Ratify the appointment   Issuer        Yes      For       For
                                                                  of Ernst & Young LLP as
                                                                  independent auditors of
                                                                  Seagate Technology for the
                                                                  year ending July 2, 2004

Starwood Hotels & Resorts                                         1. Elect three directors    Issuer        Yes      For       For
Worldwide, Inc.                   HOT      85590A203   5/7/04     2. Ratify the appointment   Issuer        Yes      For       For
                                                                  of Ernst & Young LLP as
                                                                  independent auditors for
                                                                  2004
                                                                  3. Approve the 2004         Issuer        Yes    Against   Against
                                                                  Long-Term Incentive
                                                                  Compensation Plan
                                                                  4. Approve an amendment to  Issuer        Yes      For       For
                                                                  the Company's Charter to
                                                                  declassify the Board of
                                                                  Directors and provide for
                                                                  the annual election of
                                                                  directors

United States Steel Corporation   X        912909108   4/27/04    1. Elect four directors     Issuer        Yes      For       For
                                                                  2. Elect                    Issuer        Yes      For       For
                                                                  PricewaterhouseCoopers LLP
                                                                  as independent auditors

Valero Energy Corporation         VLO      91913Y100   4/29/04    1. Elect three directors    Issuer        Yes      For       For
                                                                  2. Ratify selection of      Issuer        Yes      For       For
                                                                  KPMG LLP as auditors for
                                                                  2004
                                                                  3. Shareholder proposal     Security
                                                                  regarding climate change     Holder       Yes    Against     For
                                                                  resolution

CGM TRUST - File No. 811-82
CGM REALTY FUND

                                                                                              Proposed
                                                                                                 By
                                                                                               Issuer                         For
                                                                                                 or         Was               or
Proxies Voted July 2003 thru June 2004                  Meeting       Matter                  Security      Vote    Actual   Against
      Issuer                     Ticker      CUSIP       Date        Voted On                  Holder       Cast?    Vote      Mgt.
      ------                     ------      -----       ----        --------                  ------       -----    ----      ----

Brookfield Homes Corporation      BHS      112723101   5/4/04     1. Elect nine directors     Issuer        Yes      For       For
                                                                  2. Ratify the appointment   Issuer        Yes      For       For
                                                                  of Deloitte & Touche LLP
                                                                  as independent auditors

Centex Corporation/3333                                           1. Elect four directors     Issuer        Yes      For       For
Holding Corp.                     CTX      152312104   7/17/03    comprising a class of
                                                                  directors to serve until
                                                                  the Annual Meeting of
                                                                  Stockholders in 2006, or
                                                                  until their successors are
                                                                  elected and qualified.
                                                                  2. Approve the Centex       Issuer        Yes      For       For
                                                                  Corporation 2003 Annual
                                                                  Incentive Compensation
                                                                  Plan
                                                                  3. Approve the Centex       Issuer        Yes    Against   Against
                                                                  Corporation 2003 Equity
                                                                  Incentive Plan
                                                                  4. Ratify the appointment   Issuer        Yes      For       For
                                                                  of Ernst & Young LLP as
                                                                  the independent auditors
                                                                  of Centex Corporation for
                                                                  fiscal year 2004

Centex Corporation/3333                                           1. Amend Restated Articles  Issuer        Yes      For       For
Holding Corp.                     CTX      152312104   2/23/04    of Incorporation of Centex
                                                                  Corporation to increase
                                                                  the authorized shares of
                                                                  common stock of Centex
                                                                  from 100,000,000 to
                                                                  300,000,000
                                                                  2. Approve termination of   Issuer        Yes      For       For
                                                                  the Nominee Agreement by
                                                                  which the beneficial
                                                                  interests in the 3333
                                                                  Holding Corporation common
                                                                  stock and in the warrants
                                                                  to purchase Class B Units
                                                                  of limited partnership
                                                                  interest in Centex
                                                                  Development Company, L.P.
                                                                  trade in tandem with the
                                                                  Centex Corporation common
                                                                  stock

Chelsea Property Group, Inc.      CPG      163421100   6/10/04    1. Elect one director       Issuer        Yes      For       For
                                                                  2. Amend the Articles of    Issuer        Yes      For       For
                                                                  Incorporation to increase
                                                                  common stock
                                                                  3. Amend the Articles of    Issuer        Yes      For       For
                                                                  Incorporation to
                                                                  declassify the Board of
                                                                  Directors
                                                                  4. Approve the amendment    Issuer        Yes      For       For
                                                                  to the 2000 Stock Option
                                                                  Plan
                                                                  5. Ratify the appointment   Issuer        Yes      For       For
                                                                  of Ernst & Young LLP as
                                                                  independent auditors for
                                                                  the fiscal year ending
                                                                  December 31, 2004

D. R. Horton, Inc.                DHI      23331A109   1/29/04    1. Elect seven directors    Issuer        Yes      For       For
                                                                  2. Amend the D.R. Horton,   Issuer        Yes      For       For
                                                                  Inc. 2000 Incentive Plan

Equity Inns, Inc.                 ENN      294703103   5/13/04    1. Elect four directors     Issuer        Yes      For       For

FelCor Lodging Trust                                              1. Elect four directors     Issuer        Yes      For       For
Incorporated                      FCH      31430F101   5/18/04    2. Ratify the appointment   Issuer        Yes      For       For
                                                                  of PricewaterhouseCoopers
                                                                  LLP as independent
                                                                  auditors

Host Marriott Corporation         HMT      44107P104   5/20/04    1. Elect three directors    Issuer        Yes      For       For
                                                                  2.Ratify the appointment    Issuer        Yes      For       For
                                                                  of KPMG LLP as indepdent
                                                                  auditors to serve for 2004
                                                                  3. Amend the Company's      Issuer        Yes      For       For
                                                                  articles of incorporation
                                                                  to de-classify the board
                                                                  of directors

Hovnanian Enterprises, Inc.       HOV      442487203   3/5/04    1. Elect nine directors of   Issuer        Yes      For       For
                                                                  the Company for the
                                                                  ensuing year to serve
                                                                  until the next Annual
                                                                  Meeting
                                                                  2. Ratification of the      Issuer        Yes      For       For
                                                                  selection of Ernst & Young
                                                                  LLP as independent
                                                                  accountants to examine
                                                                  financial statements for
                                                                  the year ended October 31,
                                                                  2004
                                                                  3. Approve an amendment to  Issuer        Yes      For       For
                                                                  the Company's amended
                                                                  Certificate of
                                                                  Incorporation to increase
                                                                  the total number of
                                                                  authorized shares of all
                                                                  classes of stock from
                                                                  100,100,000 to
                                                                  230,100,000, of which
                                                                  200,000,000 shares will be
                                                                  Class A Common Stock and
                                                                  30,000,000 shares will be
                                                                  shares of Class B Common
                                                                  Stock and 100,000 will be
                                                                  Preferred Stock
                                                                  4. Approve Amended and      Issuer        Yes      For       For
                                                                  Restated Senior Executive
                                                                  Short-Term Incentive Plan
                                                                  5. Approve Amended and      Issuer        Yes    Against   Against
                                                                  Restated 1999 Stock
                                                                  Incentive Plan

Innkeepers USA Trust              KPA      4576J0104   5/5/04     1. Elect three Class I      Issuer        Yes      For       For
                                                                  trustees

LaSalle Hotel Properties          LHO      517942108   4/22/04    1. Elect two Class III      Issuer        Yes      For       For
                                                                  trustees to serve until
                                                                  the 2007 Annual Meeting of
                                                                  Shareholders and until
                                                                  their successors are duly
                                                                  elected and qualified
                                                                  2. Ratify the selection of  Issuer        Yes      For       For
                                                                  KPMG LLP as independent
                                                                  auditors for the fiscal
                                                                  year ending December 31,
                                                                  2004

Lennar Corporation                LEN      526057302   3/30/04    1. Elect three directors    Issuer        Yes      For       For

William Lyon Homes                WLS      552074106   5/10/04    1. Elect nine directors     Issuer        Yes      For       For
                                                                  2. Ratify Ernst & Young     Issuer        Yes      For       For
                                                                  LLP as the company's
                                                                  auditors for the fiscal
                                                                  year ending December 31,
                                                                  2004

M.D.C. Holdings, Inc.             MDC      552676108   4/26/04    1. Elect two directors      Issuer        Yes      For       For
                                                                  2. Shareowner proposal      Security
                                                                  regarding preparation of     Holder       Yes    Against     For
                                                                  sustainability report

Meritage Corporation              MTH      59001A102   5/12/04    1. Elect three directors    Issuer        Yes      For       For
                                                                  2 Approve amendment to      Issuer        Yes    Against   Against
                                                                  company's stock option
                                                                  plan

Pulte Homes, Inc.                 PHM      745867101   5/13/04    1. Elect five directors     Issuer        Yes      For       For
                                                                  2. Adopt the Pulte Homes    Issuer        Yes    Against   Against
                                                                  Inc. 2004 Stock Incentive
                                                                  Plan
                                                                  3. Shareholder proposal     Security
                                                                  regarding the selection of   Holder       Yes    Against     For
                                                                  independent auditor be
                                                                  submitted to the
                                                                  shareholders for
                                                                  ratification at annual
                                                                  meetings

The Ryland Group, Inc.            RYL      783764103   4/21/04    1. Elect 11 directors       Issuer        Yes      For       For
                                                                  2. Approve The Ryland       Issuer        Yes    Against   Against
                                                                  Group, Inc. 2004
                                                                  Non-employee Director
                                                                  Equity Plan
                                                                  3. Stockholder proposal     Security
                                                                  regarding the preparation    Holder       Yes    Against     For
                                                                  of a GRI-based
                                                                  sustainability report

Standard Pacific Corp.            SPF      85375C101   5/12/04    1. Elect three directors    Issuer        Yes      For       For
                                                                  2. Approve amendment and    Issuer        Yes    Against   Against
                                                                  Restatement of 2000 Stock
                                                                  Incentive Plan

Toll Brothers, Inc.               TOL      889478103   1/23/04    1. Elect four directors to  Issuer        Yes      For       For
                                                                  hold office until the 2007
                                                                  Annual Meeting of
                                                                  Stockholders and until
                                                                  their respective
                                                                  successors are duly
                                                                  elected and qualified
                                                                  2. Approve the              Issuer        Yes      For       For
                                                                  re-appointment of Ernst &
                                                                  Young LLP as the Company's
                                                                  independent auditors for
                                                                  the 2004 fiscal year

WCI Communities, Inc.             WCI      92923C104   5/20/04    1. Elect three directors    Issuer        Yes      For       For
                                                                  2. Approve the 2004 Stock   Issuer        Yes    Against   Against
                                                                  Incentive Plan

Winston Hotels, Inc.              WXH      97563A102   5/4/04     1. Elect seven directors    Issuer        Yes      For       For
                                                                  2. Ratify appointment of    Issuer        Yes      For       For
                                                                  PricewaterhouseCoopers LLP
                                                                  as independent accountants
                                                                  for fiscal year ending
                                                                  December 31, 2004

CGM TRUST - File No. 811-82
CGM FOCUS FUND


                                                                                              Proposed
                                                                                                 By
                                                                                               Issuer                         For
                                                                                                 or         Was               or
Proxies Voted July 2003 thru June 2004                  Meeting       Matter                  Security      Vote    Actual   Against
      Issuer                     Ticker      CUSIP       Date        Voted On                  Holder       Cast?    Vote      Mgt.
      ------                     ------      -----       ----        --------                  ------       -----    ----      ----
Amerada Hess Corporation          AHC      023551104   5/5/04     1. Elect four directors     Issuer        Yes      For        For
                                                                  2. Ratify the selection by  Issuer        Yes      For        For
                                                                  the audit committee of the
                                                                  board of directors of
                                                                  Ernst & Young LLP as
                                                                  independent auditors for
                                                                  fiscal year ending
                                                                  December 31, 2004
                                                                  3. Approve the company's    Issuer        Yes    Against   Against
                                                                  Second Amended and
                                                                  Restated 1995 Long-Term
                                                                  Incentive Plan
                                                                  4. Stockholder proposal to  Security
                                                                  establish an office of the   Holder       Yes    Against      For
                                                                  board of directors for
                                                                  stockholder
                                                                  communications.

Companhia Siderurgica Nacional    SID      20440W105   4/29/04    1. Confirmation of the      Issuer        Yes      For        For
                                                                  reassessment of property,
                                                                  plan and equipment
                                                                  approved in the annual and
                                                                  special shareholders
                                                                  meeting held on April 29,
                                                                  2003
                                                                  2. Examining the managers'  Issuer        Yes      For        For
                                                                  accounts, examine, discuss
                                                                  and vote the financial
                                                                  statements and
                                                                  administration report
                                                                  3. Approval of the          Issuer        Yes      For        For
                                                                  destination of the 2003
                                                                  business year's net profit
                                                                  and distribution of
                                                                  dividends
                                                                  4. Approval of capital      Issuer        Yes      For        For
                                                                  budget
                                                                  5. Election of the board    Issuer        Yes      For        For
                                                                  of director's members
                                                                  6. Establishment of the     Issuer        Yes      For        For
                                                                  annual global remuneration
                                                                  of the board of directors
                                                                  and of executives
                                                                  7. Change of the            Issuer        Yes      For        For
                                                                  newspapers in which the
                                                                  company publishes its
                                                                  legal matters
                                                                  8A. Approval of the         Issuer        Yes      For        For
                                                                  amendment of the 2nd
                                                                  article of the bylaws
                                                                  8B. Approval of the split   Issuer        Yes      For       For
                                                                  of shares representing the
                                                                  company's capital stock

ConocoPhillips                    COP      20825C104   5/5/04     1. Elect six directors      Issuer        Yes      For        For
                                                                  2. Ratify the appointment   Issuer        Yes      For        For
                                                                  of Ernst & Young LLP as
                                                                  independent auditors for
                                                                  the Company for 2004
                                                                  3. Approve the 2004         Issuer        Yes    Against   Against
                                                                  Omnibus Stock and
                                                                  Performance Incentive Plan
                                                                  4. Shareholder proposal     Security
                                                                  regarding officer &          Holder       Yes    Against      For
                                                                  director compensation
                                                                  5. Shareholder proposal     Security
                                                                  regarding executive          Holder       Yes    Against      For
                                                                  compensation
                                                                  6. Shareholder proposal     Security
                                                                  regarding ANWR drilling      Holder       Yes    Against      For

D. R. Horton, Inc.                DHI      23331A109   1/29/04    1. Elect seven directors    Issuer        Yes      For        For
                                                                  2. Amend the D.R. Horton,   Issuer        Yes      For        For
                                                                  Inc. 2000 Incentive Plan

Deere & Company                   DE       244199105   2/25/04    1. Elect four directors     Issuer        Yes      For        For

Emerson Radio Corp.               MSN      291087203   9/4/03     1. Elect five directors to  Issuer        Yes      For        For
                                                                  serve for a one-year term

Fleetwood Enterprises, Inc.       FLE      339099103   9/9/03     1. Elect four directors to  Issuer        Yes      For        For
                                                                  serve three-year terms
                                                                  ending in the year 2006
                                                                  and until their successors
                                                                  are elected and qualified
                                                                  2. Approval of shareholder  Security
                                                                  proposal regarding the       Holder       Yes     Against     For
                                                                  annual election of the
                                                                  entire Board of Directors

Hovnanian Enterprises, Inc.       HOV      442487203   3/5/04     1. Elect nine directors of  Issuer        Yes      For        For
                                                                  the Company for the
                                                                  ensuing year to serve
                                                                  until the next Annual
                                                                  Meeting
                                                                  2. Ratification of the      Issuer        Yes      For        For
                                                                  selection of Ernst & Young
                                                                  LLP as independent
                                                                  accountants to examine
                                                                  financial statements for
                                                                  the year ended October 31,
                                                                  2004
                                                                  3. Approve an amendment to  Issuer        Yes      For        For
                                                                  the Company's amended
                                                                  Certificate of
                                                                  Incorporation to increase
                                                                  the total number of
                                                                  authorized shares of all
                                                                  classes of stock from
                                                                  100,100,000 to
                                                                  230,100,000, of which
                                                                  200,000,000 shares will be
                                                                  Class A Common Stock and
                                                                  30,000,000 shares will be
                                                                  shares of Class B Common
                                                                  Stock and 100,000 will be
                                                                  Preferred Stock
                                                                  4. Approve Amended and      Issuer        Yes      For        For
                                                                  Restated Senior Executive
                                                                  Short-Term Incentive Plan
                                                                  5. Approve Amended and      Issuer        Yes    Against   Against
                                                                  Restated 1999 Stock
                                                                  Incentive Plan

INCO Limited                      N        453258402   4/21/04    1. Elect ten directors      Issuer        Yes      For        For
                                                                  2. Approve the by-law       Issuer        Yes      For        For
                                                                  confirmation resolution
                                                                  3. Appoint                  Issuer        Yes      For        For
                                                                  PricewaterhouseCoopers LLP
                                                                  as auditors

International Steel Group Inc.    ISG      460377104   5/26/04    1. Elect two directors      Issuer        Yes      For        For
                                                                  2. Ratify the appointment   Issuer        Yes      For        For
                                                                  of KPMG LLP as independent
                                                                  auditors

Lennar Corporation                LEN      526057104   3/30/04    1. Elect three directors    Issuer        Yes      For        For

Meritage Corporation              MTH      59001A102   5/12/04    1. Elect three directors    Issuer        Yes      For        For
                                                                  2 Approve amendment to      Issuer        Yes    Against   Against
                                                                  company's stock option
                                                                  plan

Mohawk Industries, Inc.           MHK      608190104   5/19/04    1. Elect four directors     Issuer        Yes      For        For

Open Joint Stock Company          VIP      68370R109   5/26/04    1. Elect nine directors     Issuer        Yes      For        For
"Vimpel-Communications"                                           2. Approve 2003 Vimpelcom   Issuer        Yes      For        For
                                                                  Annual Report
                                                                  3. Approve Vimpelcom's      Issuer        Yes      For        For
                                                                  accounting statements,
                                                                  including profit and loss
                                                                  statement for 2003
                                                                  4. Allocate profits and     Issuer        Yes      For        For
                                                                  losses resulting from 2003
                                                                  operations
                                                                  5. Elect audit commission   Issuer        Yes      For        For
                                                                  6. Approve amended and      Issuer        Yes      For        For
                                                                  restated regulations of
                                                                  the audit commission
                                                                  7. Approve external         Issuer        Yes      For        For
                                                                  auditors
                                                                  8. Approve series of        Issuer        Yes      For        For
                                                                  interested party
                                                                  transactions relating to
                                                                  debt financing and/or
                                                                  leases to Vimpelcom-Region
                                                                  9. Approve reorganization   Issuer        Yes      For        For
                                                                  of Vimpelcom through
                                                                  statutory merger of KB
                                                                  Implus into Vimpelcom and
                                                                  of the merger agreement
                                                                  between Vimpelcom and KB
                                                                  Impuls.
                                                                  10. Approve statutory       Issuer        Yes      For        For
                                                                  merger (including related
                                                                  merger agreement between
                                                                  Vimpelcom and KB Impuls),
                                                                  as an interested party
                                                                  transaction

Petrolio Brasileiro S.A. -                                        A1. Approve management      Issuer        Yes      For        For
PETROBRAS                         PBR      71654V408   3/29/04    report, the financial
                                                                  statements and Audit
                                                                  Committee's Opinion for
                                                                  the fiscal year 2003
                                                                  A2. Approve Capital         Issuer        Yes      For        For
                                                                  Expenditure Budget for the
                                                                  fiscal year 2004
                                                                  A3. Approve distribution    Issuer        Yes      For        For
                                                                  of results for fiscal year
                                                                  2003
                                                                  A4. Approve election of     Issuer        Yes      For        For
                                                                  members of the Board of
                                                                  Directors, Audit Committee
                                                                  and their respective
                                                                  substitutes
                                                                  E1. Approve increase of     Issuer        Yes      For        For
                                                                  capital stock
                                                                  E2. Approve increase in     Issuer        Yes      For       For
                                                                  limit of authorized
                                                                  capital
                                                                  E3. Approve establishment   Issuer        Yes      For        For
                                                                  of the compensation of
                                                                  management and effective
                                                                  members of the audit
                                                                  committee, as well as
                                                                  their participation in the
                                                                  profits

Phelps Dodge Corporation          PD       717265102   5/28/04    1. Elect four directors     Issuer        Yes      For        For
                                                                  2. Shareholder proposal     Security
                                                                  regarding charitable         Holder       Yes    Against      For
                                                                  contributions

Pulte Homes, Inc.                 PHM      745867101   5/13/04    1. Elect five directors     Issuer        Yes      For       For
                                                                  2. Adopt the Pulte Homes    Issuer        Yes    Against   Against
                                                                  Inc. 2004 Stock Incentive
                                                                  Plan
                                                                  3. Shareholder proposal     Security
                                                                  regarding the selection of   Holder       Yes    Against      For
                                                                  independent auditor be
                                                                  submitted to the
                                                                  shareholders for
                                                                  ratification at annual
                                                                  meetings

Schnitzer Steel Industries, Inc.  SCHN     806882106   1/26/04    1. Elect ten directors      Issuer        Yes      For        For
                                                                  2. Shareholder proposal     Security
                                                                  regarding composition of     Holder       Yes    Against      For
                                                                  the Board of Directors

Southern Peru Copper Corporation  PCU      843611104   4/29/04    1. Elect two directors      Issuer        Yes      For        For
                                                                  2. Ratify the audit         Issuer        Yes      For        For
                                                                  committee's selection of
                                                                  PricewaterhouseCoopers
                                                                  LLP as the independent
                                                                  accountants for 2004

Starwood Hotels & Resorts                                         1. Elect three directors    Issuer        Yes      For        For
Worldwide, Inc.                   HOT      85590A203   5/7/04     2. Ratify the appointment   Issuer        Yes      For        For
                                                                  of Ernst & Young LLP as
                                                                  independent auditors for
                                                                  2004
                                                                  3. Approve the 2004         Issuer        Yes    Against   Against
                                                                  Long-Term Incentive
                                                                  Compensation Plan
                                                                  4. Approve an amendment to  Issuer        Yes      For        For
                                                                  the Company's Charter to
                                                                  declassify the Board of
                                                                  Directors and provide for
                                                                  the annual election of
                                                                  directors

Thor Industries, Inc.             THO      885160101   12/5/03    1. Elect three directors    Issuer        Yes      For        For
                                                                  2. Approve amendment to     Issuer        Yes      For        For
                                                                  the Company's Certificate
                                                                  of Incorporation to
                                                                  increase the authorized
                                                                  number of shares of common
                                                                  stock from 40,000,000 to
                                                                  250,000,000
                                                                  3. Approve Thor             Issuer        Yes      For        For
                                                                  Industries, Inc. Annual
                                                                  Incentive Plan

Toll Brothers, Inc.               TOL      889478103   1/23/04    1. Elect four directors to  Issuer        Yes      For        For
                                                                  hold office until the 2007
                                                                  Annual Meeting of
                                                                  Stockholders and until
                                                                  their respective
                                                                  successors are duly
                                                                  elected and qualified
                                                                  2. Approve the              Issuer        Yes      For        For
                                                                  re-appointment of Ernst &
                                                                  Young LLP as the Company's
                                                                  independent auditors for
                                                                  the 2004 fiscal year

United States Steel Corporation   X        912909108   4/27/04    1. Elect four directors     Issuer        Yes      For        For
                                                                  2. Elect                    Issuer        Yes      For        For
                                                                  PricewaterhouseCoopers LLP
                                                                  as independent auditors

Valero Energy Corporation         VLO      91913Y100   4/29/04    1. Elect three directors    Issuer        Yes      For        For
                                                                  2. Ratify selection of      Issuer        Yes      For        For
                                                                  KPMG LLP as auditors for
                                                                  2004
                                                                  3. Shareholder proposal     Security
                                                                  regarding climate change     Holder       Yes     Against     For
                                                                  resolution

Western Digital Corporation       WDC      958102105   11/20/03   1. Elect nine directors to  Issuer        Yes      For        For
                                                                  serve until the next
                                                                  Annual Meeting of
                                                                  Shareholders and until
                                                                  their successors are duly
                                                                  elected and qualified
                                                                  2. Approve an amendment to  Issuer        Yes    Against   Against
                                                                  the Company's 1993
                                                                  Employee Stock Purchase
                                                                  Plan to increase by
                                                                  3,000,000 the number of
                                                                  shares of common stock
                                                                  available for issuance
                                                                  under the plan
                                                                  3. Ratify the selection of  Issuer        Yes      For        For
                                                                  KPMG LLP as independent
                                                                  accountants for the
                                                                  Company for the fiscal
                                                                  year ending July 2, 2004

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) CGM TRUST
             ------------------------------------------------------------------

By (Signature and Title)* Leslie A. Lake, Vice President & Secretary
                          -----------------------------------------------------

Date  10/27/04
     --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.